UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash Flows from Operating Activities
Net Income for the Period	$ 2,967,689	$ 7,507,784
Non-Cash Adjustments:
Amortization of Debt Discount	3,153	24,291
(Gain) Loss on Derivative	(26,728)	30,672
Gain on Conversion Feature of Preferred Stock		(7,697,992)
Interest on Convertible Notes paid with Stock		139
Write off of Liabilities	(3,047,086)
Changes in Assets and Liabilities:
Accounts Receivable		(34,400)
Judgements Payable	8,939	8,938
Accounts Payable		22,362
Accrued Expenses	93,994	136,977
Net Cash Flows Used In Operating Activities	(39)	(1,229)
Cash Flows from Investing Activities
Cash Proceeds - Note Receivable Related Party	297
Cash Flows from Financing Activities
Bank Overdraft		44
Cash Proceeds from Notes Payable Affiliates	535	1,181
Net Cash Flows Used In Financing Activities	535	1,225
Net Change in Cash and Cash Equivalents	793	(4)
Cash and Cash Equivalents - Beginning of Period	41	4
Cash and Cash Equivalents - End of Period	834
Cash Paid During the Period for:
Interest
Income Taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common Stock Exchanged for Debt		$ 2,185